Note 8 - Accounting Standards Issued But Not Yet Effective (Details Textual) - CAD ($) $ in Thousands	Apr. 01, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total lease liabilities		$ 21,243
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets	$ 18,500
Total lease liabilities	$ 18,500